Receivables from Financial Services - Schedule of Receivables from Financial Services (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Receivables from financial services
Non-current receivables from financial services	₺ 593,550	₺ 469,830
Current receivables from financial services	5,842,112	5,399,259
Receivables from financial services	₺ 6,435,662	₺ 5,869,089